Reportable Segments (Tables) - Successor [Member]	6 Months Ended
Jun. 30, 2019
Schedule of Segment Reporting, Information On Revenues and Long-lived Assets

Revenue from operations

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	$187,471	$95,358	$28,602	$112,295	$48,032
Drilling and Evaluation Services	124,132	64,541	16,384	24,735	12,153
Total revenue	$311,603	$159,899	$44,986	$137,030	$60,185

Long-lived assets

	June 30, 2019	December 31, 2018
Reportable Segment:
Production Services	$236,641	$219,278
Drilling and Evaluation Services	106,469	98,163
Unallocated	10,923	11,286
Total	$354,034	$328,727

Segment EBITDA

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	65,426	33,764	8,770	36,836	15,112
Drilling and Evaluation Services	25,630	14,943	1,275	3,267	1,217
Unallocated Costs	(8,863)	(5,865)	(6,679)	(9,651)	(5,517)
Total Segment EBITDA	$82,193	$42,842	$3,366	$30,452	$10,812

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018

Net Income	$24,530	$11,356	$(3,965)	$6,736	$1,283
Add:
Income taxes	7,394	4,451	(1,029)	2,342	1,359
Interest expense, net	9,680	5,750	1,900	4,090	1,265
Depreciation and amortization	40,589	21,285	6,460	17,284	6,905
Total Segment EBITDA	$82,193	$42,842	$3,366	$30,452	$10,812

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018

MENA	$307,627	$158,082	$44,573	$134,479	$59,294
Rest of world	3,976	1,817	413	2,548	891
Total revenue	$311,603	$159,899	$44,986	$137,027	$60,185

Long-lived assets by geographic area

	June 30, 2019	December 31, 2018
Geographic Area:
MENA	$346,382	$319,552
Rest of world	7,652	9,175
Total	$354,034	$328,727